Earnings/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings/(Loss) Per Share
Schedules of basic earnings/(loss) and diluted net earnings/(loss)

	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Basic Earnings/(Loss) Per Share
Numerator:
Net income/(loss) attributable to ordinary shareholders	3,430	(157,907)	(13,130)	(1,904)
Less: Noncumulative dividends to Preferred Shares	(1,059)	—	—	—
Net income/(loss) attributable to ordinary shareholders for computing basic earnings/(loss) per ordinary share	2,371	(157,907)	(13,130)	(1,904)
Denominator:
Weighted average number of shares outstanding	28,282,187	43,914,204	56,007,723	56,007,723
Earnings/(loss) per share - basic	0.08	(3.60)	(0.23)	(0.03)

	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Diluted Earnings/(Loss) Per Share
Numerator:
Net income/(loss) attributable to ordinary shareholders for computing basic earnings/(loss) per ordinary share	2,371	(157,907)	(13,130)	(1,904)
Add: Noncumulative dividends to Preferred Shares	1,059	—	—	—
Net income/(loss) attributable to ordinary shareholders for computing diluted earnings/(loss) per ordinary share	3,430	(157,907)	(13,130)	(1,904)
Denominator:
Weighted average number of shares outstanding	28,282,187	43,914,204	56,007,723	56,007,723
Dilutive share options	7,561,986	—	—	—
Weighted average number of effect of convertible Preferred Shares	12,627,507	—	—	—
Weighted average ordinary shares issuable in connection with business combination	46,307	—	—	—
Weighted average number of shares outstanding- diluted	48,517,987	43,914,204	56,007,723	56,007,723
Earnings/(loss) per share - diluted	0.07	(3.60)	(0.23)	(0.03)